PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Schedule of Property Plant and Equipment (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		R$ 18,948,436
Ending balance		21,239,974	R$ 18,948,436
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		27,525,077	24,156,064
Additions		4,624,509	3,415,047
Business Combination			834,888
Write-offs		(488,441)	(141,404)
Transfers	[1]	174,862	(95,568)
Exchange differences		(46,842)	309,603
Assets held for sale		(396,774)
Write-off by disposal of investment			(953,553)
Ending balance		31,392,391	27,525,077
Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(8,576,641)	(7,507,511)
Additions		(1,754,690)	(1,565,295)
Write-offs		247,793	34,153
Transfers	[1]	(82,255)	112,800
Exchange differences		11,995	(270,402)
Assets held for sale		1,381
Write-off by disposal of investment			619,614
Ending balance		(10,152,417)	(8,576,641)
Land, buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,613,355
Ending balance		1,590,634	1,613,355
Land, buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,135,403	2,001,165
Additions		11,356	5,442
Business Combination			310,730
Write-offs		(199,080)	(3,368)
Transfers	[1]	281,621	182,504
Exchange differences		(11,626)	35,544
Assets held for sale		(89)
Write-off by disposal of investment			(396,614)
Ending balance		2,217,585	2,135,403
Land, buildings and improvements [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(522,048)	(618,618)
Additions		(76,599)	(73,712)
Write-offs		17,769	16,135
Transfers	[1]	(49,649)
Exchange differences		3,536	(22,244)
Assets held for sale		40
Write-off by disposal of investment			208,661
Ending balance		(626,951)	(522,048)
Machines, equipment and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,193,561
Ending balance		1,192,028	1,193,561
Machines, equipment and installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,942,798	1,974,614
Additions		18,671	12,208
Business Combination			227,257
Write-offs		(34,872)	(15,368)
Transfers	[1]	196,158	141,379
Exchange differences		(23,492)	131,160
Assets held for sale
Write-off by disposal of investment			(528,452)
Ending balance		2,099,263	1,942,798
Machines, equipment and installations [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(749,237)	(882,542)
Additions		(183,965)	(187,599)
Write-offs		14,870	26,732
Transfers	[1]	5,476	8,170
Exchange differences		4,684	(120,943)
Assets held for sale		937
Write-off by disposal of investment			406,945
Ending balance		(907,235)	(749,237)
Wagons and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	4,637,017
Ending balance	[2]	4,831,568	4,637,017
Wagons and locomotives [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	7,994,336	7,738,889
Additions	[2]	898	772
Business Combination	[2]
Write-offs	[2]	(118,414)	(61,536)
Transfers	[1],[2]	821,701	316,211
Exchange differences	[2]
Assets held for sale	[2]
Write-off by disposal of investment	[2]
Ending balance	[2]	8,698,521	7,994,336
Wagons and locomotives [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	(3,357,319)	(2,842,050)
Additions	[2]	(613,033)	(566,999)
Write-offs	[2]	110,237	139
Transfers	[1],[2]	(6,838)	51,591
Exchange differences	[2]
Assets held for sale	[2]
Write-off by disposal of investment	[2]
Ending balance	[2]	(3,866,953)	(3,357,319)
Permanent railways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,653,877
Ending balance		8,341,835	6,653,877
Permanent railways [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,416,500	8,755,001
Additions		710	11,120
Business Combination
Write-offs		(116,957)	(52)
Transfers	[1]	2,552,077	1,650,431
Exchange differences
Assets held for sale
Write-off by disposal of investment
Ending balance		12,852,330	10,416,500
Permanent railways [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(3,762,623)	(3,115,641)
Additions		(806,398)	(670,921)
Write-offs		89,725	23,931
Transfers	[1]	(31,199)	8
Exchange differences
Assets held for sale
Write-off by disposal of investment
Ending balance		(4,510,495)	(3,762,623)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,301,708
Ending balance		4,772,576	4,301,708
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,315,087	3,244,653
Additions		4,577,377	3,387,758
Business Combination			133,474
Write-offs		(2,157)	(9,024)
Transfers	[1]	(3,710,146)	(2,419,014)
Exchange differences		1,944	684
Assets held for sale		(396,150)
Write-off by disposal of investment			(23,444)
Ending balance		4,785,955	4,315,087
Construction in progress [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(13,379)	(13,379)
Additions
Write-offs
Transfers	[1]
Exchange differences
Assets held for sale
Write-off by disposal of investment
Ending balance		(13,379)	(13,379)
Others assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		548,918
Ending balance		511,333	548,918
Others assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		720,953	441,742
Additions		15,497	2,253
Business Combination			163,427
Write-offs		(16,961)	(52,056)
Transfers	[1]	33,451	32,921
Exchange differences		(13,668)	142,215
Assets held for sale		(535)
Write-off by disposal of investment			(5,043)
Ending balance		738,737	720,953
Others assets [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(172,035)	(35,281)
Additions		(74,695)	(66,064)
Write-offs		15,192	514
Transfers	[1]	(45)	53,031
Exchange differences		3,775	(127,215)
Assets held for sale		404
Write-off by disposal of investment			4,008
Ending balance		R$ (227,404)	R$ (172,035)

[1]	Transfers of property, plant and equipment resulting from capitalization and other reclassifications of those assets.
[2]	As of December 31, 2023, assets, mainly wagons and locomotives in the amount of R$1,390,404 (R$745,203 as of December 31, 2022), were pledged to guarantee bank loans.